Restatement of Previously Issued Audit and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Audit And Unaudited Financial Statements [Abstract]
Schedule of consolidated balance sheet
	As Filed	Restatement Adjustments	Restated
Warrant liability	$-	$19,112,000	$19,112,000
Total liabilities	126,650,582	19,112,000	145,762,582

Additional paid-in capital	217,027,804	(44,915,116)	172,112,688
Accumulated deficit	(32,643,987)	25,803,116	(6,840,871)
Total equity attributable to HOFRE	184,390,227	(19,112,000)	165,278,227
Total equity	184,193,721	(19,112,000)	165,081,721

	As Filed	Restatement Adjustments	Restated
Warrant liability	$-	$4,530,000	$4,530,000
Total liabilities	130,780,485	4,530,000	135,310,485

Additional paid-in capital	168,134,414	(30,040,000)	138,094,414
(Accumulated deficit) retained earnings	(18,089,195)	25,510,000	7,420,805
Total equity attributable to HOFRE	150,048,494	(4,530,000)	145,518,494
Total equity	150,012,494	(4,530,000)	145,482,494

Schedule of consolidated statement of operations
	As Filed	Restatement Adjustments	Restated
Property operating expenses	$25,701,821	$930,000	$26,631,821
Total operating expenses	38,878,610	930,000	39,808,610
Loss from operations	(31,779,456)	930,000	(32,709,456)
Change in fair value of warrant liability	-	26,733,116	26,733,116
Total other expense	(39,708,832)	26,733,116	(12,975,716)
Net loss before income taxes	(71,488,288)	25,803,116	(45,685,172)
Net loss	(71,488,288)	25,803,116	(45,685,172)
Net loss attributable to HOFRE stockholders	(71,291,782)	25,803,116	(45,488,666)
Net loss per share – basic and diluted	$(2.68)	$0.97	$(1.71)

	As Filed	Restatement Adjustments	Restated
Change in fair value of warrant liability	$-	$25,510,000	$25,510,000
Total other (expense) income	(23,674,129)	25,510,000	1,835,871
Net loss before income taxes	(33,936,903)	25,510,000	(8,426,903)
Net loss	(33,936,903)	25,510,000	(8,426,903)
Net loss attributable to HOFRE stockholders	(33,900,903)	25,510,000	(8,390,903)
Net loss per share – basic and diluted	$(1.04)	$0.78	$(0.26)

	As Filed	Restatement Adjustments	Restated
Change in fair value of warrant liability	$-	$25,510,000	$25,510,000
Total other expense	(34,561,670)	25,510,000	(9,051,670)
Net loss before income taxes	(56,772,990)	25,510,000	(31,262,990)
Net loss	(56,772,990)	25,510,000	(31,262,990)
Net loss attributable to HOFRE stockholders	(56,736,990)	25,510,000	(31,226,990)
Net loss per share – basic and diluted	$(3.90)	$1.75	$(2.15)

Schedule of condensed consolidated statement of changes in stockholders’ equity
	As Filed	Restatement Adjustments	Restated
Business combination with GPAQ on July 1, 2020	$30,534,781	$(30,040,000)	$494,781
Warrants issued in connection with IRG debt settlement	5,196,116	(5,196,116)	-
November 18, 2020 capital raise, net of offering costs	22,945,410	(8,467,000)	14,478,410
December 4, 2020 capital raise, net of offering costs	3,283,089	(1,212,000)	2,071,089
Net loss	(71,488,288)	25,803,116	(45,685,172)

	As Filed	Restatement Adjustments	Restated
Business combination with GPAQ on July 1, 2020	$30,534,781	$(30,040,000)	$494,781
Net loss – three months ended September 30, 2020	(33,936,903)	25,510,000	(8,426,903)

Schedule of consolidated statement of Cash Flows
	As Filed	Restatement Adjustments	Restated
Net loss	$(71,488,288)	$25,803,116	$(45,685,172)
Change in fair value of warrant liability	-	(26,733,116)	(26,733,116)
Accounts payable and accrued expenses	28,334,412	930,000	29,264,412

Condensed Financial Statements [Table Text Block]
	As Filed	Restatement Adjustments	Restated
Net loss	$(56,772,990)	$25,510,000	$(31,262,990)
Change in fair value of warrant liability	-	(25,510,000)	(25,510,000)